Financial instruments included in the statement of financial position and impact on income (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Disclosure of details of non-current financial assets
Detail of financial instruments included in the statements of financial position and impact on income

	As of December 31, 2025
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	434	—	434	434
Trade receivables	2,136	—	2,136	2,136
Cash and cash equivalents	52,750	—	52,750	52,750
Total assets	55,320	—	55,320	55,320
Financial liabilities
Non-current financial liabilities	91,010	—	91,010	94,282
Current financial liabilities	4,309	—	4,309	4,358
Trade payables and other payables	9,121	—	9,121	9,121
Total liabilities	104,441	—	104,441	107,760
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan, the HCR royalty financing and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value. See Note 13 - Financial liabilities.

	As of December 31, 2024
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	406	—	406	406
Trade receivables	2,977	—	2,977	2,977
Cash and cash equivalents	49,737	—	49,737	49,737
Total assets	53,120	—	53,120	53,120
Financial liabilities
Non-current financial liabilities	45,978	—	45,978	48,443
Current financial liabilities	4,924	—	4,924	4,924
Trade payables and other payables	20,035	—	20,035	20,035
Total liabilities	70,936	—	70,936	73,402
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value. See Note 13 - Financial liabilities.
Disclosure of details of financial liabilities

	As of December 31,
(in thousands of euros)	2025	2024
Lease liabilities – Short term	1,210	1,261
Repayable BPI loan advances - Short term	804	689
PGE Loans*	1,571	2,543
EIB Loan – Short term	725	430
Royalty Financing - Short term	—	—
Total current financial liabilities	4,309	4,924
Lease liabilities – Long term	1,889	2,969
Repayable BPI loan advances – Long term	136	1,258
PGE Loans*	—	1,547
EIB loan – Long term	47,717	40,204
Royalty Financing - Long term	41,269	—
Total non-current financial liabilities	91,010	45,978
Total financial liabilities	95,320	50,902
(*)”PGE”or in French “Prêts garantis par l’Etat” are state-guaranteed loans
Detail of financial instruments included in the statements of financial position and impact on income

	As of December 31, 2025
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	434	—	434	434
Trade receivables	2,136	—	2,136	2,136
Cash and cash equivalents	52,750	—	52,750	52,750
Total assets	55,320	—	55,320	55,320
Financial liabilities
Non-current financial liabilities	91,010	—	91,010	94,282
Current financial liabilities	4,309	—	4,309	4,358
Trade payables and other payables	9,121	—	9,121	9,121
Total liabilities	104,441	—	104,441	107,760
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan, the HCR royalty financing and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value. See Note 13 - Financial liabilities.

	As of December 31, 2024
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	406	—	406	406
Trade receivables	2,977	—	2,977	2,977
Cash and cash equivalents	49,737	—	49,737	49,737
Total assets	53,120	—	53,120	53,120
Financial liabilities
Non-current financial liabilities	45,978	—	45,978	48,443
Current financial liabilities	4,924	—	4,924	4,924
Trade payables and other payables	20,035	—	20,035	20,035
Total liabilities	70,936	—	70,936	73,402
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value. See Note 13 - Financial liabilities.
Disclosure of effect of changes in exchange rates

	For the year ended December 31, 2025
Impact	Royalty Financing		Cash and Cash equivalents
(in thousands of euros)	Increase	Decrease	Increase	Decrease
USD / Euro exchange rate	4,127	(4,127)	3,237	(3,237)
Total	4,127	(4,127)	3,237	(3,237)

	For the year ended December 31, 2024
Impact	Royalty Financing		Cash and Cash equivalents
(in thousands of euros)	Increase	Decrease	Increase	Decrease
USD / Euro exchange rate	—	—	4,199	(4,199)
Total	—	—	4,199	(4,199)

The following table shows the impact of a 10% increase or decrease in the exchange rate between the euro and the U.S. dollar, calculated on the amounts of loans to the Company’s U.S. subsidiaries as of December 31, 2025 and December 31, 2024.

	For the year ended December 31, 2025
Impact	Net income		Equity
(in thousands of euros)	Increase	Decrease	Increase	Decrease
USD / Euro exchange rate	(11)	11	20	(20)
Total	(11)	11	20	(20)

	For the year ended December 31, 2024
Impact	Net income		Equity
(in thousands of euros)	Increase	Decrease	Increase	Decrease
USD / Euro exchange rate	56	(56)	35	(35)
Total	56	(56)	35	(35)